Preferred Stock (Details) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020	Sep. 30, 2023	Dec. 31, 2022	Jan. 30, 2023	Dec. 19, 2022	Dec. 31, 2021	Aug. 31, 2020
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized								2,000,000
Preferred stock, per share (in Dollars per share)								$ 0.001
Board of Directors [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized			5,000,000	5,000,000
Preferred stock, per share (in Dollars per share)			$ 0.001	$ 0.001
Series A Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized			0	1			0
Preferred stock, per share (in Dollars per share)			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Cash paid to purchaser (in Dollars)			$ 0	$ 5,000		$ 5,000	$ 0
Preferred stock, vote			50,000,000	50,000,000
Preferred stock was redeemed (in Dollars)				$ 5,000	$ 5,000
Preferred stock converted								48,971
Shares issued		628,930
Net proceeds (in Dollars)		$ 3,900,000
Shares of common stock		48,971
Series A-1 Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock converted								53,293
Shares issued	684,450
Net proceeds (in Dollars)	$ 3,900,000
Shares of common stock	53,293